T. ROWE PRICE Equity Index 500 Portfolio
March 31, 2024 (Unaudited)
1
Portfolio of
Investments
‡
Shares/Par $ Value
(Cost and value in $000s)
‡
COMMON STOCKS 99.5%
COMMUNICATION SERVICES 8.9%
Diversified Telecommunication
Services 0.7%
AT&T  3,529 62
Verizon Communications  2,080 87
149
Entertainment 1.3%
Electronic Arts  118 16
Live Nation Entertainment (1) 68 7
Netflix (1) 213 129
Take-Two Interactive Software (1) 80 12
Walt Disney  902 111
Warner Bros Discovery (1) 1,070 9
284
Interactive Media & Services 6.1%
Alphabet, Class A (1) 2,900 438
Alphabet, Class C (1) 2,428 369
Match Group (1) 139 5
Meta Platforms, Class A  1,083 526
1,338
Media 0.6%
Charter Communications, Class A (1) 48 14
Comcast, Class A  1,960 85
Fox, Class A  128 4
Fox, Class B  68 2
Interpublic Group  199 6
News, Class A  196 5
News, Class B  60 2
Omnicom Group  102 10
Paramount Global, Class B  246 3
131
Wireless Telecommunication
Services 0.2%
T-Mobile U.S.  258 42
42
Total Communication Services 1,944
CONSUMER
DISCRETIONARY 10.3%
Automobile Components 0.1%
Aptiv (1) 135 11
BorgWarner  119 4
15
Automobiles 1.3%
Ford Motor  1,920 25
General Motors  567 26
Tesla (1) 1,364 240
291
Broadline Retail 3.8%
Amazon.com (1) 4,500 812
eBay  252 13
Etsy (1) 60 4
829
Shares/Par $ Value
(Cost and value in $000s)
‡
Distributors 0.1%
Genuine Parts  69 11
LKQ  139 7
Pool  19 8
26
Hotels, Restaurants & Leisure 2.0%
Airbnb, Class A (1) 213 35
Booking Holdings  17 62
Caesars Entertainment (1) 114 5
Carnival (1) 485 8
Chipotle Mexican Grill (1) 14 41
Darden Restaurants  55 9
Domino's Pizza  17 8
Expedia Group (1) 65 9
Hilton Worldwide Holdings  123 26
Las Vegas Sands  178 9
Marriott International, Class A  122 31
McDonald's  357 101
MGM Resorts International (1) 142 7
Norwegian Cruise Line Holdings (1) 223 5
Royal Caribbean Cruises (1) 116 16
Starbucks  560 51
Wynn Resorts  50 5
Yum! Brands  139 19
447
Household Durables 0.4%
DR Horton  146 24
Garmin  75 11
Lennar, Class A  119 20
Mohawk Industries (1) 28 4
NVR (1) 2 16
PulteGroup  106 13
88
Leisure Products 0.0%
Hasbro  67 4
4
Specialty Retail 2.1%
AutoZone (1) 9 28
Bath & Body Works  118 6
Best Buy  94 8
CarMax (1) 82 7
Home Depot  491 188
Lowe's  282 72
O'Reilly Automotive (1) 29 33
Ross Stores  166 24
TJX  563 57
Tractor Supply  53 14
Ulta Beauty (1) 23 12
449
Textiles, Apparel & Luxury
Goods 0.5%
Deckers Outdoor (1) 13 12
Lululemon Athletica (1) 56 22
NIKE, Class B  602 56
Ralph Lauren  20 4
Tapestry  118 6

T. ROWE PRICE Equity Index 500 Portfolio

Shares/Par $ Value
(Cost and value in $000s)
‡
VF  169 3
103
Total Consumer Discretionary 2,252
CONSUMER STAPLES 5.9%
Beverages 1.4%
Brown-Forman, Class B  90 5
Coca-Cola  1,913 117
Constellation Brands, Class A  79 21
Keurig Dr Pepper  512 16
Molson Coors Beverage, Class B  97 6
Monster Beverage (1) 364 22
PepsiCo  676 118
305
Consumer Staples Distribution &
Retail 1.8%
Costco Wholesale  219 160
Dollar General  106 17
Dollar Tree (1) 101 13
Kroger  326 19
Sysco  244 20
Target  227 40
Walgreens Boots Alliance  344 7
Walmart  2,105 127
403
Food Products 0.8%
Archer-Daniels-Midland  261 16
Bunge Global  75 8
Campbell Soup  100 5
Conagra Brands  250 7
General Mills  278 20
Hershey  73 14
Hormel Foods  147 5
J M Smucker  54 7
Kellanova  137 8
Kraft Heinz  390 14
Lamb Weston Holdings  69 7
McCormick  122 9
Mondelez International, Class A  665 47
Tyson Foods, Class A  138 8
175
Household Products 1.2%
Church & Dwight  120 13
Clorox  61 9
Colgate-Palmolive  405 36
Kimberly-Clark  166 22
Procter & Gamble  1,158 188
268
Personal Care Products 0.2%
Estee Lauder, Class A  111 17
Kenvue  857 18
35
Tobacco 0.5%
Altria Group  869 38
Shares/Par $ Value
(Cost and value in $000s)
‡
Philip Morris International  768 70
108
Total Consumer Staples 1,294
ENERGY 3.9%
Energy Equipment & Services 0.3%
Baker Hughes  501 17
Halliburton  446 17
Schlumberger  706 39
73
Oil, Gas & Consumable Fuels 3.6%
APA  189 7
Chevron  852 134
ConocoPhillips  580 74
Coterra Energy  385 11
Devon Energy  313 16
Diamondback Energy  86 17
EOG Resources  285 36
EQT  197 7
Exxon Mobil  1,953 227
Hess  134 21
Kinder Morgan  949 17
Marathon Oil  281 8
Marathon Petroleum  181 37
Occidental Petroleum  323 21
ONEOK  287 23
Phillips 66  212 35
Pioneer Natural Resources  114 30
Targa Resources  109 12
Valero Energy  166 28
Williams  599 23
784
Total Energy 857
FINANCIALS 13.0%
Banks 3.3%
Bank of America  3,385 128
Citigroup  940 59
Citizens Financial Group  224 8
Comerica  67 4
Fifth Third Bancorp  337 13
Huntington Bancshares  699 10
JPMorgan Chase  1,422 285
KeyCorp  490 8
M&T Bank  81 12
PNC Financial Services Group  195 31
Regions Financial  476 10
Truist Financial  656 26
U.S. Bancorp  767 34
Wells Fargo  1,769 102
730
Capital Markets 2.8%
Ameriprise Financial  50 22
Bank of New York Mellon  372 21
BlackRock  69 58
Blackstone  354 46
Cboe Global Markets  52 10
Charles Schwab  735 53

T. ROWE PRICE Equity Index 500 Portfolio

Shares/Par $ Value
(Cost and value in $000s)
‡
CME Group  175 38
FactSet Research Systems  18 8
Franklin Resources  143 4
Goldman Sachs Group  160 67
Intercontinental Exchange  281 39
Invesco  228 4
MarketAxess Holdings  20 4
Moody's  76 30
Morgan Stanley  619 58
MSCI  39 22
Nasdaq  176 11
Northern Trust  102 9
Raymond James Financial  95 12
S&P Global  158 67
State Street  150 12
T. Rowe Price Group (2) 108 13
608
Consumer Finance 0.5%
American Express  281 64
Capital One Financial  187 28
Discover Financial Services  121 16
Synchrony Financial  209 9
117
Financial Services 4.3%
Berkshire Hathaway, Class B (1) 895 376
Corpay (1) 36 11
Fidelity National Information Services  290 22
Fiserv (1) 296 47
Global Payments  127 17
Jack Henry & Associates  37 7
Mastercard, Class A  406 196
PayPal Holdings (1) 528 35
Visa, Class A  779 217
928
Insurance 2.1%
Aflac  257 22
Allstate  127 22
American International Group  344 27
Aon, Class A  97 32
Arch Capital Group (1) 185 17
Arthur J Gallagher  105 26
Assurant  24 5
Brown & Brown  117 10
Chubb  199 52
Cincinnati Financial  76 9
Everest Group  22 9
Globe Life  43 5
Hartford Financial Services Group  145 15
Loews  94 7
Marsh & McLennan  242 50
MetLife  301 22
Principal Financial Group  106 9
Progressive  289 60
Prudential Financial  177 21
Travelers  113 26
W R Berkley  99 9
Shares/Par $ Value
(Cost and value in $000s)
‡
Willis Towers Watson  50 14
469
Total Financials 2,852
HEALTH CARE 12.3%
Biotechnology 1.9%
AbbVie  868 158
Amgen  262 75
Biogen (1) 70 15
Gilead Sciences  614 45
Incyte (1) 95 5
Moderna (1) 162 17
Regeneron Pharmaceuticals (1) 52 50
Vertex Pharmaceuticals (1) 127 53
418
Health Care Equipment &
Supplies 2.6%
Abbott Laboratories  853 97
Align Technology (1) 34 11
Baxter International  245 11
Becton Dickinson & Company  142 35
Boston Scientific (1) 723 50
Cooper  97 10
DENTSPLY SIRONA  106 4
Dexcom (1) 187 26
Edwards Lifesciences (1) 297 28
GE HealthCare Technologies  206 19
Hologic (1) 117 9
IDEXX Laboratories (1) 41 22
Insulet (1) 35 6
Intuitive Surgical (1) 173 69
Medtronic  657 57
ResMed  74 15
STERIS  50 11
Stryker  166 59
Teleflex  24 5
Zimmer Biomet Holdings  102 13
557
Health Care Providers &
Services 2.6%
Cardinal Health  117 13
Cencora  80 19
Centene (1) 262 20
Cigna Group  145 53
CVS Health  622 50
DaVita (1) 27 4
Elevance Health  115 60
HCA Healthcare  96 32
Henry Schein (1) 67 5
Humana  61 21
Laboratory Corp. of America Holdings  43 9
McKesson  65 35
Molina Healthcare (1) 29 12
Quest Diagnostics  54 7
UnitedHealth Group  456 226
Universal Health Services, Class B  29 5
571

T. ROWE PRICE Equity Index 500 Portfolio

Shares/Par $ Value
(Cost and value in $000s)
‡
Life Sciences Tools & Services 1.4%
Agilent Technologies  143 21
Bio-Rad Laboratories, Class A (1) 9 3
Bio-Techne  82 6
Charles River Laboratories
International (1) 24 6
Danaher  325 81
Illumina (1) 77 11
IQVIA Holdings (1) 90 23
Mettler-Toledo International (1) 11 15
Revvity  63 7
Thermo Fisher Scientific  190 110
Waters (1) 29 10
West Pharmaceutical Services  36 14
307
Pharmaceuticals 3.8%
Bristol-Myers Squibb  1,004 55
Catalent (1) 93 5
Eli Lilly  392 305
Johnson & Johnson  1,184 187
Merck  1,247 165
Pfizer  2,790 77
Viatris  628 8
Zoetis  226 38
840
Total Health Care 2,693
INDUSTRIALS & BUSINESS
SERVICES 8.9%
Aerospace & Defense 1.5%
Axon Enterprise (1) 33 10
Boeing (1) 282 54
General Dynamics  112 32
Howmet Aerospace  190 13
Huntington Ingalls Industries  21 6
L3Harris Technologies  93 20
Lockheed Martin  105 48
Northrop Grumman  69 33
RTX  656 64
Textron  95 9
TransDigm Group  27 33
322
Air Freight & Logistics 0.4%
CH Robinson Worldwide  61 5
Expeditors International of Washington  70 8
FedEx  113 33
United Parcel Service, Class B  356 53
99
Building Products 0.5%
A.O. Smith  57 5
Allegion  45 6
Builders FirstSource (1) 62 13
Carrier Global  412 24
Johnson Controls International  335 22
Masco  113 9
Trane Technologies  113 34
113
Shares/Par $ Value
(Cost and value in $000s)
‡
Commercial Services &
Supplies 0.6%
Cintas  42 29
Copart (1) 429 25
Republic Services  102 20
Rollins  147 7
Veralto  106 9
Waste Management  179 38
128
Construction & Engineering 0.1%
Quanta Services  72 19
19
Electrical Equipment 0.7%
AMETEK  112 21
Eaton  196 61
Emerson Electric  281 32
Generac Holdings (1) 31 4
Hubbell  25 10
Rockwell Automation  56 16
144
Ground Transportation 1.1%
CSX  976 36
JB Hunt Transport Services  39 8
Norfolk Southern  111 28
Old Dominion Freight Line  88 19
Uber Technologies (1) 1,011 78
Union Pacific  301 74
243
Industrial Conglomerates 1.0%
3M  269 29
General Electric  536 94
Honeywell International  324 66
Roper Technologies  52 29
218
Machinery 1.8%
Caterpillar  252 92
Cummins  67 20
Deere  127 52
Dover  68 12
Fortive  169 14
IDEX  38 9
Illinois Tool Works  132 35
Ingersoll Rand  196 19
Nordson  28 8
Otis Worldwide  199 20
PACCAR  257 32
Parker-Hannifin  64 36
Pentair  85 7
Snap-on  26 8
Stanley Black & Decker  80 8
Westinghouse Air Brake Technologies  86 12
Xylem  117 15
399
Passenger Airlines 0.2%
American Airlines Group (1) 343 5
Delta Air Lines  312 15

T. ROWE PRICE Equity Index 500 Portfolio

Shares/Par $ Value
(Cost and value in $000s)
‡
Southwest Airlines  288 8
United Airlines Holdings (1) 158 8
36
Professional Services 0.7%
Automatic Data Processing  202 51
Broadridge Financial Solutions  58 12
Dayforce (1) 79 5
Equifax  61 16
Jacobs Solutions  60 9
Leidos Holdings  70 9
Paychex  156 19
Paycom Software  24 5
Robert Half  54 4
Verisk Analytics  70 17
147
Trading Companies &
Distributors 0.3%
Fastenal  279 22
United Rentals  33 24
WW Grainger  22 22
68
Total Industrials & Business Services 1,936
INFORMATION
TECHNOLOGY 29.3%
Communications Equipment 0.8%
Arista Networks (1) 123 36
Cisco Systems  2,008 100
F5 (1) 29 5
Juniper Networks  162 6
Motorola Solutions  82 29
176
Electronic Equipment, Instruments
& Components 0.6%
Amphenol, Class A  296 34
CDW  66 17
Corning  381 13
Jabil  61 8
Keysight Technologies (1) 84 13
TE Connectivity  150 22
Teledyne Technologies (1) 24 10
Trimble (1) 120 8
Zebra Technologies, Class A (1) 26 8
133
IT Services 1.2%
Accenture, Class A  310 107
Akamai Technologies (1) 74 8
Cognizant Technology Solutions,
Class A  242 18
EPAM Systems (1) 27 8
Gartner (1) 38 18
International Business Machines  452 86
VeriSign (1) 45 9
254
Semiconductors & Semiconductor
Equipment 10.2%
Advanced Micro Devices (1) 794 143
Shares/Par $ Value
(Cost and value in $000s)
‡
Analog Devices  242 48
Applied Materials  411 85
Broadcom  217 288
Enphase Energy (1) 70 8
First Solar (1) 52 9
Intel  2,090 92
KLA  67 47
Lam Research  65 63
Microchip Technology  266 24
Micron Technology  545 64
Monolithic Power Systems  23 16
NVIDIA  1,216 1,099
NXP Semiconductors  127 31
ON Semiconductor (1) 213 16
Qorvo (1) 50 6
QUALCOMM  549 93
Skyworks Solutions  79 8
Teradyne  75 8
Texas Instruments  447 78
2,226
Software 10.5%
Adobe (1) 222 112
ANSYS (1) 44 15
Autodesk (1) 104 27
Cadence Design Systems (1) 134 42
Fair Isaac (1) 12 15
Fortinet (1) 313 21
Gen Digital  292 7
Intuit  138 90
Microsoft  3,659 1,539
Oracle  784 98
Palo Alto Networks (1) 155 44
PTC (1) 58 11
Salesforce  477 144
ServiceNow (1) 101 77
Synopsys (1) 75 43
Tyler Technologies (1) 20 9
2,294
Technology Hardware, Storage &
Peripherals 6.0%
Apple  7,146 1,226
Hewlett Packard Enterprise  649 12
HP  432 13
NetApp  99 10
Seagate Technology Holdings  100 9
Super Micro Computer (1) 24 24
Western Digital (1) 157 11
1,305
Total Information Technology 6,388
MATERIALS 2.4%
Chemicals 1.6%
Air Products & Chemicals  108 26
Albemarle  60 8
Celanese  48 8
CF Industries Holdings  91 8
Corteva  352 20
Dow  344 20

T. ROWE PRICE Equity Index 500 Portfolio

Shares/Par $ Value
(Cost and value in $000s)
‡
DuPont de Nemours  211 16
Eastman Chemical  59 6
Ecolab  126 29
FMC  62 4
International Flavors & Fragrances  127 11
Linde  239 111
LyondellBasell Industries, Class A  125 13
Mosaic  169 5
PPG Industries  116 17
Sherwin-Williams  116 40
342
Construction Materials 0.2%
Martin Marietta Materials  31 19
Vulcan Materials  65 18
37
Containers & Packaging 0.2%
Amcor  755 7
Avery Dennison  39 9
Ball  158 11
International Paper  179 7
Packaging Corp. of America  45 8
Westrock  135 7
49
Metals & Mining 0.4%
Freeport-McMoRan  706 33
Newmont  568 20
Nucor  119 24
Steel Dynamics  74 11
88
Total Materials 516
REAL ESTATE 2.4%
Health Care Real Estate Investment
Trusts 0.2%
Healthpeak Properties, REIT  370 7
Ventas, REIT  194 9
Welltower, REIT  271 25
41
Hotel & Resort Real Estate
Investment Trusts 0.0%
Host Hotels & Resorts, REIT  338 7
7
Industrial Real Estate Investment
Trusts 0.3%
Prologis, REIT  456 59
59
Office Real Estate Investment
Trusts 0.1%
Alexandria Real Estate Equities, REIT  77 10
Boston Properties, REIT  76 5
15
Real Estate Management &
Development 0.2%
CBRE Group, Class A (1) 149 15
CoStar Group (1) 200 19
34
Shares/Par $ Value
(Cost and value in $000s)
‡
Residential Real Estate Investment
Trusts 0.3%
AvalonBay Communities, REIT  68 13
Camden Property Trust, REIT  57 5
Equity Residential, REIT  172 11
Essex Property Trust, REIT  31 7
Invitation Homes, REIT  277 10
Mid-America Apartment Communities,
REIT  60 8
UDR, REIT  156 6
60
Retail Real Estate Investment
Trusts 0.3%
Federal Realty Investment Trust, REIT  37 4
Kimco Realty, REIT  348 7
Realty Income, REIT  409 22
Regency Centers, REIT  81 5
Simon Property Group, REIT  159 25
63
Specialized Real Estate Investment
Trusts 1.0%
American Tower, REIT  227 45
Crown Castle, REIT  212 22
Digital Realty Trust, REIT  149 22
Equinix, REIT  47 39
Extra Space Storage, REIT  102 15
Iron Mountain, REIT  142 11
Public Storage, REIT  77 22
SBA Communications, REIT  54 12
VICI Properties, REIT  507 15
Weyerhaeuser, REIT  357 13
216
Total Real Estate 495
UTILITIES 2.2%
Electric Utilities 1.5%
Alliant Energy  132 7
American Electric Power  259 22
Constellation Energy  155 29
Duke Energy  379 37
Edison International  193 14
Entergy  101 11
Evergy  116 6
Eversource Energy  168 10
Exelon  489 18
FirstEnergy  249 10
NextEra Energy  1,014 65
NRG Energy  117 8
PG&E  1,063 18
Pinnacle West Capital  60 4
PPL  357 10
Southern  538 38
Xcel Energy  270 14
321
Gas Utilities 0.0%
Atmos Energy  77 9
9

T. ROWE PRICE Equity Index 500 Portfolio

Shares/Par $ Value
(Cost and value in $000s)
‡
Independent Power & Renewable
Electricity Producers 0.0%
AES  346 6
6
Multi-Utilities 0.6%
Ameren  126 9
CenterPoint Energy  304 9
CMS Energy  152 9
Consolidated Edison  168 15
Dominion Energy  411 20
DTE Energy  104 12
NiSource  215 6
Public Service Enterprise Group  243 16
Sempra  308 22
WEC Energy Group  153 13
131
Water Utilities 0.1%
American Water Works  96 12
12
Total Utilities 479
Total Common Stocks (Cost $4,558) 21,706
Shares/Par $ Value
(Cost and value in $000s)
‡
EQUITY MUTUAL FUNDS 0.0%
iShares Core S&P 500 ETF  4 2
Total Equity Mutual Funds (Cost $1) 2
SHORT-TERM INVESTMENTS 1.0%
Money Market Funds 0.8%
T. Rowe Price Government Reserve
Fund, 5.39% (2)(3) 164,031 164
164
U.S. Treasury Obligations 0.2%
U.S. Treasury Bills, 5.229%, 5/9/24 (4) 40,000 40
40
Total Short-Term Investments (Cost
$204) 204
Total Investments in
Securities 100.5%
(Cost $4,763) $ 21,912
Other Assets Less Liabilities (0.5)% (110)
Net Assets 100.0% $ 21,802
‡ Shares/Par and Notional Amount are denominated in U.S. dollars unless otherwise noted.
(1) Non-income producing
(2) Affiliated Companies
(3) Seven-day yield
(4) At March 31, 2024, all or a portion of this security is pledged as collateral and/or margin deposit to cover future funding obligations.
ETF Exchange-Traded Fund
REIT A domestic Real Estate Investment Trust whose distributions pass-through with original tax character to the shareholder

T. ROWE PRICE Equity Index 500 Portfolio

FUTURES CONTRACTS
($000s)
Expiration
Date
Notional
Amount
Value and
Unrealized
Gain (Loss)
Long, 1 S&P 500 E-Mini Index contracts 6/24 265 $ 6
Net payments (receipts) of variation margin to date (6)
Variation margin receivable (payable) on open futures contracts —

T. ROWE PRICE Equity Index 500 Portfolio

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the three months ended March 31, 2024. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Group  $ 2 $ (1) $ —
T. Rowe Price Government Reserve Fund, 5.39% — — 2
Totals $ 2# $ (1) $ 2+
Supplementary Investment Schedule
Affiliate
Value
12/31/23
Purchase
Cost
Sales
Cost
Value
03/31/24
T. Rowe Price Group  $ 17 $ — $ 3 $ 13
T. Rowe Price Government Reserve Fund, 5.39% 184  ¤  ¤ 164
Total $ 177^
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain (loss).
+ Investment income comprised $2 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $172.

T. ROWE PRICE Equity Index 500 Portfolio
Unaudited

Notes to Portfolio of Investments
T. Rowe Price Equity Index 500 Portfolio (the fund) is registered under the Investment Company Act of 1940 (the 1940 Act) as an
open-end management investment company and follows accounting and reporting guidance of the Financial Accounting Standards
Board Accounting Standards Codification Topic 946. The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). At a meeting held on October 23, 2023, the fund’s Board of Directors approved the liquidation and termination of the fund. The liquidation is expected to occur on April 26,
2024 (liquidation date). Prior to the liquidation date, the assets of the fund will be liquidated at the discretion of the fund’s portfolio management and the fund will cease to pursue its investment objective. In anticipation of the liquidation, effective April 12, 2024, the fund will be closed to new insurance providers or existing shareholders to purchase fund shares. After the liquidation date, the fund will be terminated and no longer be offered to shareholders for purchase. For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of
Directors (the Board) has designated T. Rowe Price Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation Committee. The Valuation
Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security.
Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities.
Debt securities generally are traded in the over-the-counter (OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider factors such as, but not limited to, the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.

T. ROWE PRICE Equity Index 500 Portfolio

Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation. Futures contracts are valued at closing settlement prices.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Designee. The Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation
Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity;
or some combination. Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the
Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.
Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on March 31, 2024 (for further detail by category, please refer to the accompanying Portfolio of Investments):
OTHER MATTERS
Unpredictable events such as environmental or natural disasters, war and conflict, terrorism, geopolitical events, and public health epidemics and similar public health threats may significantly affect the economy and the markets and issuers in which the fund invests.
Certain events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-
existing political, social, and economic risks.
The global outbreak of COVID-19 and the related governmental and public responses have led and may continue to lead to increased market volatility and the potential for illiquidity in certain classes of securities and sectors of the market either in specific countries or worldwide.
In February 2022, Russian forces entered Ukraine and commenced an armed conflict, leading to economic sanctions imposed on Russia that target certain of its citizens and issuers and sectors of the Russian economy, creating impacts on Russian-related stocks and debt and greater volatility in global markets.
In March 2023, the banking industry experienced heightened volatility, which sparked concerns of potential broader adverse market conditions. The extent of impact of these events on the US and global markets is highly uncertain.
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Common Stocks $ 21,706 $ — $ — $ 21,706
Equity Mutual Funds 2 — — 2
Short-Term Investments 164 40 — 204
Total Securities 21,872 40 — 21,912
Futures Contracts* 6 — — 6
Total $ 21,878 $ 40 $ — $ 21,918
* The fair value presented includes cumulative gain (loss) on open futures contracts; however, the net value reflected on the accompanying Portfolio of Investments is only the unsettled variation margin receivable (payable) at that date.

T. ROWE PRICE Equity Index 500 Portfolio

These are recent examples of global events which may have a negative impact on the values of certain portfolio holdings or the fund’s overall performance. Management is actively monitoring the risks and financial impacts arising from these events.
E308-054Q1 03/24